Intangible Assets (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets Details Narrative
Amortization expenses charged to operations	$ 10,624	$ 25,114	$ 30,298
Disposal of asset	$ 50,460